March 14, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	RiverPark Funds Trust SEC File Nos. 333-167778/811-22431

Ladies and Gentlemen:

On behalf of RiverPark Funds Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (“PEA No. 35”).

PEA No. 35 is being made to register one new series of the Trust, the Riverpark/Next Century Growth Fund. PEA No. 35 does not affect the currently effective prospectuses and statements of additional information for other series and classes of the Trust not included herein. No fee is required in connection with this PEA No. 35.

Questions concerning PEA No. 35 may be directed to the undersigned at (212) 885-5205.

Very truly yours,

/s/ Margaret M. Murphy

Margaret M. Murphy